Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	AGM Group Holdings Inc.
Trading Symbol	AGMH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001705402
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38309
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Location	United States
Auditor Name	KCCW Accountancy Corp.
Auditor Firm ID	2851
Entity Address, Postal Zip Code	0000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Contact Personnel Name	Bo Zhu
City Area Code	+86
Local Phone Number	010-65020507
Entity Address, Postal Zip Code	0000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	24,254,842
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,100,000